UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-05742

Name of Fund:  BlackRock Funds

BlackRock Real Estate Securities Fund

Fund Address:   100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service:  John M. Perlowski, Chief Executive Officer, BlackRock Funds, 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code:  (800) 441-7762

Date of fiscal year end: 01/31/2019

Date of reporting period: 10/31/2018

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) October 31, 2018	BlackRock Real Estate Securities Fund (Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks — 99.7%

Health Care — 9.8%
CareTrust REIT, Inc.	35,686	$630,215
Omega Healthcare Investors, Inc.	10,530	351,176
Ventas, Inc.	14,697	853,014
Welltower, Inc.	7,290	481,650

		2,316,055
Industrial — 9.4%
Prologis, Inc.	24,967	1,609,623
Rexford Industrial Realty, Inc.	19,381	613,796

		2,223,419
Lodging — 7.4%
Hilton Worldwide Holdings, Inc.	7,941	565,161
Host Hotels & Resorts, Inc.	43,526	831,782
Marriott International, Inc., Class A	2,946	344,358

		1,741,301
Office — 14.5%
Alexandria Real Estate Equities, Inc.	8,718	1,065,601
Boston Properties, Inc.	10,811	1,305,536
Brandywine Realty Trust	25,216	354,537
Highwoods Properties, Inc.	12,372	527,542
JBG SMITH Properties	3,978	149,095

		3,402,311
Residential — 19.7%
AvalonBay Communities, Inc.	8,449	1,481,786
Equity Residential	2,692	174,872
Invitation Homes, Inc.	36,558	799,889
Mid-America Apartment Communities, Inc.	5,442	531,738
Sun Communities, Inc.	8,145	818,328
UDR, Inc.	21,160	829,260

		4,635,873
Retail — 15.8%
Federal Realty Investment Trust	5,697	706,713
Regency Centers Corp.	12,882	816,204
Simon Property Group, Inc.	12,028	2,207,379

		3,730,296

Security	Shares	Value
Self Storage — 5.1%
Extra Space Storage, Inc.	12,089	$1,088,735
Public Storage	571	117,323

		1,206,058
Specialty — 7.4%
CyrusOne, Inc. (a)	16,637	885,588
Equinix, Inc.	1,663	629,845
GDS Holdings Ltd. - ADR (a)	9,507	223,129

		1,738,562
Triple Net Lease — 10.6%
EPR Properties	11,188	769,063
Spirit Realty Capital, Inc.	83,770	655,081
VEREIT, Inc.	64,188	470,498
VICI Properties, Inc.	27,372	590,962

		2,485,604

Total Long-Term Investments — 99.7% (Cost: $21,833,063)		23,479,479

Short-Term Securities — 1.7%
BlackRock Liquidity Funds, T-Fund, Institutional Class, 2.07%, (b)(c)	394,280	394,280

Total Short-Term Securities — 1.7% (Cost: $394,280)		394,280

Total Investments — 101.4% (Cost: $22,227,343)		23,873,759
Liabilities in Excess of Other Assets — (1.4)%		(331,892)

Net Assets — 100.0%		$23,541,867

(a)	Non-income producing security.
(b)	Annualized 7-day yield as of period end.
(c)

During the period ended October 31, 2018, investments in issuers considered to be affiliates of the Fund for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliate	Shares Held at 01/31/18	Net Activity	Shares Held at 10/31/18	Value at 10/31/18	Income		Net Realized Gain (Loss)(a)	Change in Unrealized Appreciation (Depreciation)
BlackRock Liquidity Funds, T-Fund, Institutional Class	152,006	242,274	394,280	$394,280	$3,407		$—	$—
SL Liquidity Series, LLC, Money Market Series	321,094	(321,094)	—	—	413	(b)	28	(32)

				$394,280	$3,820		$28	$(32)

(a)	Includes net capital gain distributions, if applicable.
(b)

Represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

For Fund compliance purposes, the Fund’s industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

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Schedule of Investments (unaudited) (continued) October 31, 2018	BlackRock Real Estate Securities Fund

Portfolio Abbreviations
ADR	American Depositary Receipt

OTC	Over-the-counter

REIT	Real Estate Investment Trust

USD	US Dollar

Derivative Financial Instruments Outstanding as of Period End

OTC Total Return Swaps(a)

Reference Entity	Counterparty	Expiration Date	Net Notional	Unrealized Appreciation (Depreciation)	Net Value of Reference Entities	Gross Notional Amount Net Asset Percentage
Equity Securities Long/Short	Morgan Stanley & Co. International PLC	05/14/19	USD 52,710	$1,974(b)	$54,057	0.2%

(a)

The Fund receives or pays the total return on a portfolio of long and short positions underlying the total return swap. In addition, the Fund pays or receives a variable rate of interest, based on a specified benchmark, plus or minus a spread of 25 basis points. The benchmark and spread are determined based upon the country and/or currency of the individual underlying positions. The following are the specified benchmarks used in determining the variable rate of interest:

U.S. Federal Funds Effective Rate

(b)	Amount includes $627 of net dividends and financing fees.

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments and derivative financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs)

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments and derivative financial instruments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the BlackRock Global Valuation Methodologies Committee (the “Global Valuation Committee”) in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Global Valuation Committee in the absence of market information.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments and derivative financial instruments is based on the pricing transparency of the investments and derivative financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments and derivative financial instruments, refer to the Fund’s most recent financial statements as contained in its semi-annual report.

The following tables summarize the Fund’s investments and derivative financial instruments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Long-Term Investments(a)	$23,479,479	$—	$—	$23,479,479
Short-Term Securities	394,280	—	—	394,280

	$23,873,759	$—	$—	$23,873,759

Derivative Financial Instruments(b)
Assets:
Equity contracts	$—	$1,974	$—	$1,974

(a)	See above Schedule of Investments for values in each industry.

(b)	Derivative financial instruments are swaps, which are valued at the unrealized appreciation (depreciation) on the instrument.

During the period ended October 31, 2018, there were no transfers between levels.

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Item 2 – Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 – Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Funds

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Funds

Date: December 19, 2018

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Funds

Date: December 19, 2018